UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)      (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Fund

The schedules are not audited.

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 19.7%
300,000		Barton Capital LLC, 0.213%,due 01/05/16	$299,993	0.1
2,250,000		Barton Capital LLC, 0.254%,due 01/04/16	2,249,953	0.9
1,500,000	#	Barton Capital LLC, 0.263%,due 05/06/16	1,500,000	0.6
3,750,000	#	Barton Capital LLC, 0.265%,due 02/16/16	3,750,000	1.5
500,000		Barton Capital LLC, 0.376%,due 01/06/16	499,974	0.2
1,000,000		Barton Capital LLC, 0.508%,due 02/03/16	999,542	0.4
9,650,000		Concord Minutement Capital Co., 0.305%,due 01/04/16	9,649,759	3.8
9,750,000		Crown Point Capital Co., 0.305%,due 01/04/16	9,749,756	3.9
400,000		Jupiter Securitization Company LLC, 0.407%,due 02/18/16	399,787	0.1
4,300,000		Jupiter Securitization Company LLC, 0.427%,due 01/04/16	4,299,851	1.7
750,000		Old Line Funding LLC, 0.376%,due 02/25/16	749,576	0.3
2,200,000	#	Old Line Funding LLC, 0.537%,due 01/06/16	2,200,000	0.9
6,800,000	#	Old Line Funding LLC, 0.550%,due 02/16/16	6,800,000	2.7
250,000		Thunder Bay Funding LLC, 0.345%,due 02/12/16	249,901	0.1
6,250,000	#	Thunder Bay Funding LLC, 0.517%,due 01/14/16	6,250,000	2.5
		Total Asset Backed Commercial Paper
		(Cost $49,648,092)	49,648,092	19.7

Certificates of Deposit: 16.8%
1,850,000		Bank of Tokyo-Mitsubishi UFJ NY, 0.250%,due 01/04/16	1,850,000	0.7
7,250,000		Bank of Tokyo-Mitsubishi UFJ NY, 0.250%,due 01/05/16	7,250,000	2.9
3,000,000		Mizuho Bank Ltd./NY, 0.270%,due 01/11/16	3,000,000	1.2
6,150,000		Mizuho Bank Ltd./NY, 0.300%,due 02/03/16	6,149,718	2.4
500,000		Mizuho Bank Ltd./NY, 0.330%,due 01/04/16	500,003	0.2
8,900,000		Norinchukin Bank NY, 0.460%,due 03/01/16	8,900,000	3.5
5,000,000		Royal Bank of Canada NY, 0.326%,due 05/13/16	5,000,000	2.0
3,900,000		Societe Generale NY, 0.350%,due 01/05/16	3,900,050	1.6
5,750,000		Westpac Banking Corp./NY, 0.330%,due 01/05/16	5,749,981	2.3
		Total Certificates of Deposit
		(Cost $42,299,752)	42,299,752	16.8

Financial Company Commercial Paper: 6.1%
5,000,000		Australia & New Zealand Banking Group, 0.455%,due 09/19/16	5,000,000	2.0
9,600,000		Sumitomo Mitsui Trust NY, 0.249%,due 01/05/16	9,599,739	3.8
750,000		UBS Finance Delaware LLC, 0.305%,due 01/04/16	749,981	0.3
		Total Financial Company Commercial Paper
		(Cost $15,349,720)	15,349,720	6.1

Government Agency Debt: 10.8%
300,000		Fannie Mae Discount Notes, 0.284%,due 02/03/16	299,930	0.1
200,000		Fannie Mae Discount Notes, 0.406%,due 02/02/16	199,929	0.1
7,000,000		Fannie Mae Discount Notes, 0.562%,due 06/29/16	6,980,750	2.7
12,800,000		Federal Home Loan Bank Discount Notes, 0.325%,due 02/05/16	12,796,018	5.1
7,000,000		Federal Home Loan Bank Discount Notes, 0.335%,due 02/26/16	6,996,599	2.8
		Total Government Agency Debt
		(Cost $27,273,226)	27,273,226	10.8

Investment Companies: 8.7%
11,000,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.272%,due 01/04/16	11,000,000	4.4
11,000,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.284%,due 01/04/16	11,000,000	4.3
		Total Investment Companies
		(Cost $22,000,000)	22,000,000	8.7

Other Commercial Paper: 5.4%
3,250,000		Cargill Global Fund PLC, 0.345%,due 01/11/16	3,249,693	1.3
800,000		Cargill Global Fund PLC, 0.386%,due 01/04/16	799,974	0.3
9,500,000		Exxon Mobil Corp., 0.278%,due 01/06/16	9,499,621	3.8
		Total Other Commercial Paper
		(Cost $13,549,288)	13,549,288	5.4

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Other Note: 10.1%
2,340,000		General Electric Capital Corp., 0.474%,due 01/08/16	$2,340,080	0.9
170,000		General Electric Capital Corp., 0.874%,due 01/08/16	170,017	0.1
5,150,000		JPMorgan Chase Bank NA, 0.480%,due 09/22/16	5,150,145	2.0
549,000		JPMorgan Chase Bank, 0.561%,due 03/07/16	548,446	0.2
1,000,000		Royal Bank of Canada, 0.649%,due 03/08/16	1,000,629	0.4
4,750,000	#	Svenska Handelsbanken AB, 0.484%,due 09/02/16	4,750,000	1.9
1,700,000		Svenska Handelsbanken AB, 0.795%,due 03/21/16	1,701,365	0.7
3,000,000		Toyota Motor Credit Corp., 0.302%,due 06/13/16	3,000,000	1.2
150,000		Toyota Motor Credit Corp., 0.610%,due 05/17/16	150,156	0.1
500,000		US Bank NA/Cincinnati OH, 0.440%,due 04/22/16	500,100	0.2
6,100,000		Wells Fargo Bank NA, 0.499%,due 09/21/16	6,100,000	2.4
		Total Other Note
		(Cost $25,410,938)	25,410,938	10.1

Treasury Debt: 28.1%
4,785,000		United States Treasury Bill, 0.046%,due 01/14/16	4,784,922	1.9
2,000,000		United States Treasury Bill, 0.239%,due 03/31/16	1,998,825	0.8
53,048,000		United States Treasury Bill, 0.281%,due 03/24/16	53,015,589	21.0
11,000,000		United States Treasury Bill, 0.467%,due 06/23/16	10,975,645	4.4
		Total Treasury Debt
		(Cost $70,774,981)	70,774,981	28.1

		Total Investments in Securities (Cost $266,305,997)	$266,305,997	105.7
		Liabilities in Excess of Other Assets	(14,316,887)	(5.7)
		Net Assets	$251,989,110	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2015
Asset Table
Investments, at fair value
Government Agency Debt	$–	$27,273,226	$–	$27,273,226
Other Commercial Paper	–	13,549,288	–	13,549,288
Treasury Debt	–	70,774,981	–	70,774,981
Other Note	–	25,410,938	–	25,410,938
Certificates of Deposit	–	42,299,752	–	42,299,752
Financial Company Commercial Paper	–	15,349,720	–	15,349,720
Investment Companies	22,000,000	–	–	22,000,000
Asset Backed Commercial Paper	–	49,648,092	–	49,648,092
Total Investments, at fair value	$22,000,000	$244,305,997	$–	$266,305,997

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a- 2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 26, 2016